Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Amendment Description	The Tailored Shareholder Report has been filed with an incorrect Cost of $10,000 investment figure and Cost Paid as a percentage of $10,000 investment. These two figures have been corrected in the amended Tailored Shareholder Report in Item 1 of this N-CSR/A Filing.
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000256190 [Member]
Shareholder Report [Line Items]
Fund Name	Militia Long/Short Equity ETF
Class Name	Militia Long/Short Equity ETF
Trading Symbol	ORR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Militia Long/Short Equity ETF (the “Fund”) for the period of January 14, 2025 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://militiaetf.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://militiaetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$1,108	10.91%

Expenses Paid, Amount	$ 1,108
Expense Ratio, Percent	10.91%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Several factors contributed positively to the Fund’s performance during the period:
•Net long exposure to U.S. and developed market stocks, which did well this year.
•High exposure to Japanese stocks, which did well this year. Japan was the biggest country weighting in the ETF. Japanese stocks were (and still are) trading at much lower valuations than comparable U.S. stocks. The gap has been closing over the past few years due to corporate governance reforms that encourage companies to return cash to shareholders and divest crossholdings, among other things.
•Exposure to AI beneficiaries (both direct and indirect), which were one of the year’s best performing themes.
•Short exposure to publicly traded private credit via BDCs.
The biggest absolute detractors to the Fund were its large short positions in various higher-yield ETFs, which are used to hedge some of the Fund’s market exposure. However, the risk-adjusted returns of these hedges were generally worse than the risk-adjusted returns of the long positions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (1/14/2025)
Militia Long/Short Equity ETF - NAV	31.74%
Solactive GBS Global Markets All Cap USD Index	22.24%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://militiaetf.com/ for more recent performance information.

Performance Inception Date	Jan. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 151,399,418
Holdings Count | holding	148
Advisory Fees Paid, Amount	$ 949,892
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

SECTOR WEIGHTING - LONG (as a % of Net Assets)
Industrials	43.6%
Information Technology	16.7%
Energy	15.4%
Consumer Discretionary	12.3%
Consumer Staples	10.2%
Communication Services	7.3%
Materials	6.6%
Health Care	2.5%
Real Estate	1.9%
Financials	1.7%
Cash and Cash Equivalents	1.4%
Liabilities in Excess of Other Assets	(19.6)%

TOP 10 LONG HOLDINGS (as a % of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.0%
Hikari Tsushin, Inc.	7.6%
Energy Transfer LP	6.8%
Alphabet, Inc. - Class C	6.0%
Grupo Aeroportuario del Centro Norte SAB de CV- ADR	5.6%
Western Midstream Partners LP	5.0%
Amazon.com, Inc.	5.0%
Axos Financial, Inc.	4.2%
Grupo Aeroportuario del Pacifico SAB de CV-ADR	3.9%
MPLX LP	3.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 14, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://militiaetf.com/. You may request a copy of the Fund’s prospectus by calling (215) 330-4476.
Effective August 13, 2025, the Fund’s fee and expense table was revised to update the “Dividend Expense, Borrowing Costs and Brokerage Expenses on Short Sales” estimate from 17.18% to 12.89%. As a result, the Fund’s “Total Annual Operating Expenses” was updated from 18.48% to 14.19%.
Also effective August 13, 2025, the Fund updated its strategy and related risk disclosure to reflect investments in publicly traded partnerships, including master limited partnerships (“MLPs”); closed-end funds, including business development companies; and buying (i.e., taking a long position) or selling (i.e., taking a short position) broad-market equity index futures.
Material Fund Change Expenses [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 14, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://militiaetf.com/. You may request a copy of the Fund’s prospectus by calling (215) 330-4476.